NONCONTROLLING INTEREST (Details Narrative) - Avino Mexico [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Ownership percentage	99.67%	99.67%	99.67%
Non-controlling interest	0.33%	0.33%	0.33%